Statements Of Operations - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENT INCOME:
Interest income		$ 1,749,536	$ 941,571	$ 477,084
EXPENSES:
Brokerage and custodial fees		12,462,252	13,188,987	13,566,738
Administrative expenses		1,440,217	1,192,572	1,140,008
Custody fees and other expenses		40,692	40,333	50,353
Management fees		541,502	460,718	385,131
Total expenses		14,484,663	14,882,610	15,142,230
Managing Owner commission rebate to Unitholders		(745,218)	(777,662)	(817,820)
Net expenses		13,739,445	14,104,948	14,324,410
NET INVESTMENT LOSS		(11,989,909)	(13,163,377)	(13,847,326)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts		25,845,691	34,149,842	17,999,224
Foreign exchange translation		511,894	(300,159)	(580,900)
Net change in unrealized:
Futures and forward currency contracts		(8,095,337)	805,212	2,370,350
Foreign exchange translation		422,183	(67,379)	166,256
Net gains (losses) from U.S. Treasury notes:
Realized		(4,782)		6,863
Net change in unrealized		(141,582)	60,019	(176,627)
TOTAL NET REALIZED AND UNREALIZED GAINS		18,538,067	34,647,535	19,785,166
NET INCOME		6,548,158	21,484,158	5,937,840
LESS PROFIT SHARE TO MANAGING OWNER		308,026	551,582	228,356
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		6,240,132	20,932,576	5,709,484
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ 3,900,500	$ 17,018,356	$ 3,971,957
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 22.18	$ 104.24	$ 20.02
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ 406	$ 4,475	$ 2,540
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[1]	$ 60.16	$ 156.98	$ 64.92
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ 1,455,608	$ 2,298,143	$ 949,313
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 81.99	$ 161.47	$ 68.28
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ 510,072	$ 709,240	$ 313,411
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 156.87	$ 264.30	$ 124.51

[1]	For the eight months ended August 31, 2017, date of full redemption.